UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	06/30
Date of reporting period:	06/30/2005

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
20	Report of Independent Registered
Public Accounting Firm
21	Important Tax Information
22	Information About the Review and
Approval of the Fund’s Investment
Management Agreement
26	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus BASIC
California Municipal
Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC California Municipal Money Market Fund, covering the 12-month period from July 1, 2004, through June 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, J. Christopher Nicholl.

The Federal Reserve Board continued to raise short-term interest rates steadily and gradually since June 30, 2004 — one day before the reporting period officially began — in its ongoing effort to move away from its previously accommodative monetary policy.As the federal funds rate climbed, so have yields of tax-exempt money market instruments providing a much-needed boost to money market fund yields, which were at historically low levels at the beginning of the reporting period.

Given the recent economic data released on the U.S. economy, most analysts currently believe that the Fed is likely to continue to raise short-term interest rates until they reach a level that neither stimulates nor restricts economic activity.This view is consistent with that of our economists, who are calling for the U.S. economy to continue to grow over the foreseeable future without significant new inflationary pressures. As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

J. Christopher Nicholl, Portfolio Manager

How did Dreyfus BASIC California Municipal Money Market Fund perform during the period?

For the 12-month period ended June 30, 2005, the fund’s shares provided a yield of 1.33% and, after taking into account the effects of compounding, an effective yield of 1.34% .1

We attribute the fund’s results to rising short-term interest rates as the Federal Reserve Board (the “Fed”) moved away from its accommodative monetary policy of the past several years.

What is the fund’s investment approach?

The fund seeks to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from California issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in California’s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher-yielding securities. This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as practical. At other times, we try to maintain a neutral average weighted maturity.

What other factors influenced the fund’s performance?

Just one day before the start of the reporting period, in response to signs of stronger economic growth, the Fed implemented its first increase of short-term interest rates in approximately four years. Although the economic recovery subsequently proved to be uneven and inflationary pressures remained relatively subdued despite surging energy prices, the Fed continued to move toward a more neutral monetary policy. Indeed, the Fed raised the overnight federal funds rate by 25 basis points at each of eight meetings of its Federal Open Market Committee, driving it from 1% on June 30, 2004, to 3.25% as of June 30, 2005.As short-term interest rates rose, so did yields of tax-exempt money market instruments.

However, tax-exempt money market securities rose less than taxable money market securities did, partly due to supply-and-demand factors that put downward pressure on yields. The volume of newly issued tax-exempt money market instruments declined during the reporting period compared to the same period one year ago.The recovering U.S. economy resulted in higher tax revenues for many states and municipalities, helping them balance their budgets and reducing their need to cover budget gaps with borrowed money. At the same time, demand for money market instruments appeared to grow as measured by an increase in assets held by U.S. money market funds.

California’s fiscal environment improved markedly in the recovering economy, reducing the state’s dependence on money raised through the issuance of short-term money market securities. In addition, the steps California took earlier in 2004, before the start of the reporting period, to address its fiscal crisis supported the reduction in newly issued money market securities during the first half of 2005.

4

In this rising-rate environment, we focused on money market instruments with relatively short maturities, as we believed it did not make sense to lock in yields at the long end of the money market range. Consequently, the percentage of the fund’s assets allocated to variable-rate demand notes — floating-rate securities on which yields are reset daily or weekly — rose over the course of the reporting period, while the fund’s allocation to longer-term municipal notes and bonds fell.To capture higher yields, we also invested a portion of the fund’s assets in tax-exempt commercial paper with maturities in the two- to four-month range. In addition, we attempted to set the fund’s weighted average maturity in a range that was either slightly shorter than or in line with industry averages.This strategy was designed to maintain the liquidity required to capture higher yields as they became available.

What is the fund’s current strategy?

We currently expect the Fed to continue raising short-term interest rates during the second half of 2005.Therefore, we have continued to emphasize tax-exempt money market securities with short maturities. However, we remain watchful for opportunities to extend the fund’s weighted average maturity beyond industry averages should opportunities arise to capture higher yields. In our judgment, these are prudent strategies as we move to the next phase of the economic cycle.

July 15, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC California Municipal Money Market Fund from January 1, 2005 to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2005

Expenses paid per $1,000 †	$ 2.29
Ending value (after expenses)	$1,008.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2005

Expenses paid per $1,000 †	$ 2.31
Ending value (after expenses)	$1,022.51

† Expenses are equal to the fund’s annualized expense ratio of .46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2005
	Principal
Tax Exempt Investments—107.7%	Amount ($)		Value ($)

Abag Finance Authority for Nonprofit Corporations
COP, Refunding, VRDN (American Baptist Homes)
2.30% (LOC; U.S. Bank NA)	740,000	[a]	740,000
Alameda County Industrial Development Authority
Industrial Revenue, VRDN (United Manufacturing Project)
2.31% (LOC; Wells Fargo Bank)	1,000,000	[a]	1,000,000
Big Bear Lake, Industrial Revenue, VRDN
(Southwest Gas Corporation Project)
2.28% (LOC; KBC Bank)	5,400,000	[a]	5,400,000
State of California, GO Notes
VRDN:
2.20% (LOC: Bank of America, Landesbank
Hessen-Thueringen Girozentrale and Scotia Bank)	1,200,000	[a]	1,200,000
(Kindergarten University) 2.20%
(LOC: Citigroup Inc. and California State
Teachers Retirement)	2,900,000	[a]	2,900,000
California Infrastructure and Economic Development Bank
Revenue:
CP (Salvation Army West)
2.10%, 8/9/2005 (LOC; Bank of America)	600,000		600,000
(J Paul Getty Trust) 2.25%, 2/2/2006	2,200,000		2,200,000
California Pollution Control Financing Authority, PCR
Refunding, VRDN (Pacific Gas and Electric Corp.)
2.25% (LOC; Bank One)	5,300,000	[a]	5,300,000
California State Department of Water Resources
Power Supply Revenue, VRDN
2.20% (LOC; State Street Bank and Trust Co.)	1,300,000	[a]	1,300,000
California Statewide Communities Development Authority
VRDN:
(Chevron USA Inc. Project):
PCR, Refunding 2.18%	1,000,000	[a]	1,000,000
SWDR 2.33%	2,340,000	[a]	2,340,000
Private Schools Revenue (St. Mary and All Angels
School) 2.30% (LOC; Allied Irish Bank)	1,300,000	[a]	1,300,000
Charter MacFloater Certificates Trust I, VRDN
2.30% (Insured; MBIA and LOC: Bank of America,
Bayerische Landesbank, Dexia Credit Locale,
KBC Bank, Landesbank Baden-Wuerttemberg, Lloyds
Bank and State Street Bank and Trust Co.)	4,000,000	[a]	4,000,000
City of Concord, MFMR, VRDN (Arcadian)
2.20% (Insured; FNMA)	1,950,000	[a]	1,950,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)
	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

CSUCI Financing Authority, College and University Revenue
(Rental Housing) 1.60%, 8/1/2005 (LOC; Citigroup Inc.)	900,000		900,000
City of Fremont, GO Notes, TRAN 3%, 10/6/2005	1,600,000		1,605,901
Fremont Union High School District Santa Clara County
TAN 4%, 7/6/2006	2,500,000		2,534,500
Grant Joint Union High School District, COP, VRDN
Bridge Funding Program 2.20% (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	900,000	[a]	900,000
City of Irvine, Revenue, VRDN
(1915 Assessment District Number 97-17)
2.20% (LOC; State Street Bank and Trust Co.)	100,000	[a]	100,000
City of Los Angeles
Wastewater System Revenue, Refunding
2.15%, 12/15/2005 (Insured; FGIC and
Liquidity Facility; FGIC)	1,000,000		1,000,000
Los Angeles Community Redevelopment Agency
MFHR, VRDN (Rental Academy Village Apartments)
2.25% (Insured; FHLMC and LOC; FHLMC)	2,500,000	[a]	2,500,000
Los Angeles County Housing Authority, MFHR, Refunding
VRDN (Lincoln Malibu Meadows Project)
2.20% (Insured; FNMA)	3,200,000	[a]	3,200,000
Los Angeles Unified School District
GO Notes, TRAN 3%, 9/1/2005	500,000		501,263
Metropolitan Water District of Southern California:
Water Works Revenue, VRDN:
2.20% (Liquidity Facility; Landesbank
Hessen-Thueringen)	1,400,000	[a]	1,400,000
2.68% (Liquidity Facility; Bayerische
Hypo-Und Vereinsbank)	800,000	[a]	800,000
City of Oakland, COP, VRDN (Capital Equipment Project)
2.30% (LOC; Landesbank Hessen-Thueringen)	2,600,000	[a]	2,600,000
County of Orange, Apartment Development Revenue
Refunding, VRDN (Aliso Creek Project)
2.17% (LOC; FHLMC)	3,100,000	[a]	3,100,000
Riverside County Housing Authority, MFMR
Refunding, VRDN (Mountain View Apartments)
2.51% (LOC: FHLB and Redlands Federal
Savings and Loans)	650,000	[a]	650,000

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Sacramento County Sanitation District Financing Authority
Sewer Revenue, VRDN 2.25% (LOC; Bank of America)	1,300,000	[a]	1,300,000
San Diego Housing Authority, MFHR, Refunding, VRDN
(Paseo) 2.17% (LOC; FHLMC)	2,500,000	[a]	2,500,000
San Francisco City and County Finance Corporation
LR, VRDN (Moscone Center Expansion Project)
2.20% (Insured; AMBAC and Liquidity Facility: JPMorgan
Chase Bank and State Street Bank and Trust Co.)	3,200,000	[a]	3,200,000
City of Stockton, MFHR, VRDN
(Mariners Pointe Association)
2.25% (LOC; Credit Suisse First Boston)	2,400,000	[a]	2,400,000
Southern California Public Power Authority, Power Revenue
Refunding, VRDN (Southern Transmission Project) 2.22%
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	5,000,000	[a]	5,000,000
City of Union, MFHR, Refunding, VRDN
(Mission Sierra) 2.20% (Insured; FNMA)	1,200,000	[a]	1,200,000
University of Regents California, Revenue, CP
2.82%, 7/13/2005 (LOC; JPMorgan Chase Bank)	3,000,000		3,000,000
Ventura County Public Finance Authority, LR, CP:
2.50%, 9/8/2005 (LOC; Scotia Bank)	3,100,000		3,100,000
2.85%, 10/3/2005 (LOC; Scotia Bank)	3,000,000		3,000,000

Total Investments (cost $77,721,664)	107.7%		77,721,664
Liabilities, Less Cash and Receivables	(7.7%)		(5,580,642)
Net Assets	100.0%		72,141,022

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Summary of Abbreviations

AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	LOC	Letter of Credit
COP	Certificate of Participation	LR	Lease Revenue
CP	Commercial Paper	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance		Insurance Corporation
	Company	MFHR	Multi-Family Housing Revenue
FHLB	Federal Home Loan Bank	MFMR	Multi-Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	PCR	Pollution Control Revenue
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TRAN	Tax and Revenue Anticipation Notes
FSA	Financial Security Assurance	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+, F1	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES June 30, 2005
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	77,721,664	77,721,664
Cash		79,438
Interest receivable		210,973
		78,012,075

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		27,209
Bank loan payable—Note 3		3,190,000
Payable for investment securities purchased		2,534,500
Dividend payable		118,668
Interest payable—Note 3		676
		5,871,053

Net Assets ($)		72,141,022

Composition of Net Assets ($):
Paid-in capital		72,141,993
Accumulated net realized gain (loss) on investments		(971)

Net Assets ($)		72,141,022

Shares Outstanding
(unlimited number of shares
of Beneficial Interest authorized)		72,141,993
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS Year Ended June 30, 2005
Investment Income ($):
Interest Income	1,295,857
Expenses:
Management fee—Note 2	319,859
Interest expense—Note 3	4,135
Total Expenses	323,994
Investment Income—Net, representing net
increase in net assets resulting from operations	971,863

See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,

	2005	2004

Operations ($):
Invesment Income—Net, representing net
increase in net assets resulting from operations	971,863	398,811

Dividends to Shareholders from ($):
Investment income—net	(971,863)	(398,811)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	191,148,694	228,466,399
Dividends reinvested	485,564	223,656
Cost of shares redeemed	(177,283,848)	(246,292,308)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	14,350,410	(17,602,253)
Total Increase (Decrease) in Net Assets	14,350,410	(17,602,253)

Net Assets ($):
Beginning of Period	57,790,612	75,392,865
End of Period	72,141,022	57,790,612

See notes to financial statements.
The Fund 13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,

	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.014	.005	.008	.013	.030
Distributions:
Dividends from investment income—net	(.014)	(.005)	(.008)	(.013)	(.030)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.34	.53	.84	1.36	3.03

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	.45	.45	.46	.47
Ratio of net investment income
to average net assets	1.37	.52	.83	1.36	2.97

Net Assets, end of period ($ x 1,000)	72,141	57,791	75,393	81,494	88,500

See notes to financial statements.
14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC California Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At June 30, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $971 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to June 30, 2005. If not applied, $303 of the carryover expires in fiscal 2008 and $668 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2005 and June 30, 2004, were all tax exempt income.

16

At June 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions With Affiliates:

Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $27,209.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2005 was approximately $159,800 with a related weighted average annualized interest rate of 2.59% .

NOTE 4—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims.

18

Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Compliant in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of The Dreyfus/Laurel Tax-Free Municipal Funds:

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC California Municipal Money Market Fund (the “Fund”) of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC California Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York August 5, 2005
20

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2005 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are California residents, California personal income taxes).

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Trust’s Board of Trustees held on March 29-30, 2005, the Board considered the re-approval for another one year term of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and expense ratios and placed significant emphasis on comparisons to groups of comparable funds and iMoneyNet and Lipper averages, and discussed the results of the comparisons. The Board

22

members considered that while the fund’s performance was generally lower than the average of the fund’s first comparison group, the fund’s performance was generally higher than the fund’s second comparison group and iMoneyNet category averages, noting, in particular, the fund’s strong one-, three-, five- and ten-year rankings.

The Board members reviewed the range of management fees and expense ratios in each comparison group and discussed the fund’s management fee and expense ratio, noting its “unitary fee” structure. They noted that while the fund’s expense ratio was slightly higher than the average of the fund’s first comparison group, the fund’s expense ratio was lower than the fund’s second comparison group and Lipper category averages.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates (the “Similar Funds”) with similar investment objectives, policies and strategies as the fund and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in managing and providing other services to the Similar Funds as compared to managing and providing other services to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided. Noting the unitary fee structure of the fund, the Board concluded that the Similar Funds had expense ratios that were both higher and lower than the fund’s expense ratio.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee and expense ratio.The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the management and other services provided. The Board noted that there were no separate accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated to, and profit received by, the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to and determining the profitability of individual funds and the entire mutual fund complex of the Manager. The consulting firm also analyzed where any economies of scale might emerge as assets grow. The Board members evaluated the analysis in light of the relevant circumstances for the fund, including the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had not been increasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Independent Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

24

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61) Chairman of the Board (1999)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and advisory Board

No. of Portfolios for which Board Member Serves: 193

———————
James Fitzgibbons (70) Board Member (1983)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
Other Board Memberships and Affiliations:
Bill Barrett Company, an oil and gas exploration company, Director
No. of Portfolios for which Board Member Serves: 23

———————
J. Tomlinson Fort (77) Board Member (1994)
Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-2004)

Other Board Memberships and Affiliations:

  Allegheny College,Trustee
  Pittsburgh Ballet Theatre,Trustee
  American College of Trial Lawyers, Fellow

No. of Portfolios for which Board Member Serves: 23

———————
Kenneth A. Himmel (59) Board Member (1988)
Principal Occupation During Past 5 Years:
• President and CEO,Related Urban Development,a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO, American Food Management, a restaurant company (1983-present)

No. of Portfolios for which Board Member Serves: 23
26

Stephen J. Lockwood (58) Board Member (1993)
Principal Occupation During Past 5 Years:
  Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company (2000-present)
  Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)
Other Board Memberships and Affiliations:
  BDML Holdings, an insurance company, Chairman of the Board
  Affiliated Managers Group, an investment management company, Director

No. of Portfolios for which Board Member Serves: 23

———————
Roslyn Watson (55) Board Member (1992)
Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
Other Board Memberships and Affiliations:
• American Express Centurion Bank, Director
• The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
• National Osteoporosis Foundation,Trustee
No. of Portfolios for which Board Member Serves: 23

———————
Benaree Pratt Wiley (59) Board Member (1998)
Principal Occupation During Past 5 Years:
  President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-present)
Other Board Memberships and Affiliations:
• Boston College, Associate Trustee
• The Greater Boston Chamber of Commerce, Director
• Mass. Development, Director
• Commonwealth Institute, Director
• Efficacy Institute, Director
• PepsiCo African-America, Advisory Board
• The Boston Foundation, Director
• Harvard Business School Alumni Board, Director
No. of Portfolios for which Board Member Serves: 23

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Francis P. Brennan, Emeritus Board Member

The Fund 27

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since	JAMES BITETTO, Assistant Secretary
March 2000.	since October 2004
Chairman of the Board, Chief Executive	Assistant General Counsel and Assistant
Officer and Chief Operating Officer of the	Secretary of the Manager, and an officer of
Manager, and an officer of 90 investment	4 investment companies (comprised of 23
companies (comprised of 184 portfolios)	portfolios) managed by the Manager.
managed by the Manager. Mr. Canter also is a	He is 39 years old and has been an
Board member and, where applicable, an	employee of the Manager since 1996.

Executive Committee Member of the other	JEFF PRUSNOFSKY, Assistant Secretary
investment management subsidiaries of Mellon	since March 2000.
Financial Corporation, each of which is an
affiliate of the Manager. He is 59 years old and	Associate General Counsel of the Manager,
has been an employee of the Manager since	and an officer of 24 investment companies
May 1995.	(comprised of 88 portfolios) managed by the
Manager. He is 40 years old and has been an
STEPHEN R. BYERS, Executive Vice	employee of the Manager since October 1990.
President since November 2002.
MICHAEL A. ROSENBERG, Assistant
Chief Investment Officer,Vice Chairman and a	Secretary since March 2000.
Director of the Manager, and an officer of 90
investment companies (comprised of 184	Associate General Counsel of the Manager,
portfolios) managed by the Manager. Mr. Byers	and an officer of 88 investment companies
also is an officer, director or an Executive	(comprised of 193 portfolios) managed by the
Committee Member of certain other	Manager. He is 45 years old and has been an
investment management subsidiaries of Mellon	employee of the Manager since October 1991.
Financial Corporation, each of which is an	JAMES WINDELS, Treasurer since
affiliate of the Manager. He is 51 years old and	November 2001.
has been an employee of the Manager since
January 2000.	Director – Mutual Fund Accounting of the
Manager, and an officer of 91 investment
MARK N. JACOBS, Vice President since	companies (comprised of 200 portfolios)
March 2000.	managed by the Manager. He is 46 years old
Executive Vice President, Secretary and	and has been an employee of the Manager
General Counsel of the Manager, and an	since April 1985.
officer of 91 investment companies (comprised	ROBERT ROBOL, Assistant Treasurer
of 200 portfolios) managed by the Manager.	since August 2003.
He is 59 years old and has been an employee
of the Manager since June 1977.	Senior Accounting Manager – Money Market
Funds of the Manager, and an officer of 38
STEVEN F. NEWMAN, Secretary since	investment companies (comprised of 83
March 2000.	portfolios) managed by the Manager. He is 41
Associate General Counsel and Assistant	years old and has been an employee of the
Secretary of the Manager, and an officer of 91	Manager since October 1988.
investment companies (comprised of 200
portfolios) managed by the Manager. He is 55
years old and has been an employee of the
Manager since July 1980.

28

KENNETH J. SANDGREN, Assistant	WILLIAM GERMENIS, Anti-Money
Treasurer since November 2001.	Laundering Compliance Officer since
Mutual Funds Tax Director of the Manager,	July 2002.
and an officer of 91 investment companies	Vice President and Anti-Money Laundering
(comprised of 200 portfolios) managed by the	Compliance Officer of the Distributor, and the
Manager. He is 50 years old and has been an	Anti-Money Laundering Compliance Officer
employee of the Manager since June 1993.	of 88 investment companies (comprised of 197

JOSEPH W. CONNOLLY, Chief Compliance	portfolios) managed by the Manager. He is 34
Officer since October 2004.	years old and has been an employee of the
Distributor since October 1998.
Chief Compliance Officer of the Manager and
The Dreyfus Family of Funds (91 investment
companies, comprising 200 portfolios). From
November 2001 through March 2004, Mr.
Connolly was first Vice-President, Mutual
Fund Servicing for Mellon Global Securities
Services. In that capacity, Mr. Connolly was
responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
services to third-party mutual fund clients. He
is 48 years old and has served in various
capacities with the Manager since 1980,
including manager of the firm’s Fund
Accounting Department from 1997 through
October 2001.

The Fund 29

For More	Information

Dreyfus BASIC	Transfer Agent &
California Municipal	Dividend Disbursing Agent
Money Market Fund
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
20	Report of Independent Registered
Public Accounting Firm
21	Important Tax Information
22	Information About the Review and
Approval of the Fund’s Investment
Management Agreement
26	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus BASIC
Massachusetts Municipal
Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC Massachusetts Municipal Money Market Fund, covering the 12-month period from July 1, 2004, through June 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, J. Christopher Nicholl.

The Federal Reserve Board continued to raise short-term interest rates steadily and gradually since June 30, 2004 — one day before the reporting period officially began — in its ongoing effort to move away from its previously accommodative monetary policy.As the federal funds rate climbed, so have yields of tax-exempt money market instruments providing a much-needed boost to money market fund yields, which were at historically low levels at the beginning of the reporting period.

Given the recent economic data released on the U.S. economy, most analysts currently believe that the Fed is likely to continue to raise short-term interest rates until they reach a level that neither stimulates nor restricts economic activity.This view is consistent with that of our economists, who are calling for the U.S. economy to continue to grow over the foreseeable future without significant new inflationary pressures. As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

J. Christopher Nicholl, Portfolio Manager

How did Dreyfus BASIC Massachusetts Municipal Money Market Fund perform during the period?

For the 12-month period ended June 30, 2005, the fund’s shares provided a yield of 1.33% and, after taking into account the effects of compounding, an effective yield of 1.34% .1

We attribute the fund’s results to rising short-term interest rates as the Federal Reserve Board (the “Fed”) moved away from its accommodative monetary policy of the past several years.

What is the fund’s investment approach?

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from Massachusetts issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in Massachusetts’ short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher-yielding securities. This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as practical. At other times, we try to maintain a neutral average weighted maturity.

What other factors influenced the fund’s performance?

Just one day before the start of the reporting period, in response to signs of stronger economic growth, the Fed implemented its first increase of short-term interest rates in approximately four years. Although the economic recovery subsequently proved to be uneven and inflationary pressures remained relatively subdued despite surging energy prices, the Fed continued to move toward a more neutral monetary policy. Indeed, the Fed raised the overnight federal funds rate by 25 basis points at each of eight meetings of its Federal Open Market Committee, driving it from 1% on June 30, 2004, to 3.25% as of June 30, 2005.As short-term interest rates rose, so did yields of tax-exempt money market instruments.

However, tax-exempt money market securities rose less than taxable money market securities did, partly due to supply-and-demand factors that put downward pressure on yields. The volume of newly issued tax-exempt money market instruments declined during the reporting period compared to the same period one year ago.The recovering U.S. economy resulted in higher tax revenues for many states and municipalities, helping them balance their budgets and reducing their need to cover budget gaps with borrowed money. At the same time, demand for money market instruments appeared to grow as measured by an increase in assets held by U.S. money market funds.

Massachusetts’ fiscal environment improved in the recovering economy, relieving much of the fiscal pressure the state had experienced during the downturn. In fact, the state ended its most recent fiscal year with a budget surplus that approached record levels, and one of the major bond rating agencies upgraded Massachusetts’ credit rating for its longer-term debt during the reporting period.

4

In this rising-rate environment, we focused on money market instruments with relatively short maturities, as we believed it did not make sense to lock in yields at the long end of the money market range. Consequently, the percentage of the fund’s assets allocated to variable-rate demand notes — floating-rate securities on which yields are reset daily or weekly — rose over the course of the reporting period, while the fund’s allocation to longer-term municipal notes and bonds fell.To capture higher yields, we also invested a portion of the fund’s assets in tax-exempt commercial paper with maturities in the two- to four-month range. In addition, we attempted to set the fund’s weighted average maturity in a range that was either slightly shorter than or in line with industry averages.This strategy was designed to maintain the liquidity required to capture higher yields as they became available.

What is the fund’s current strategy?

We currently expect the Fed to continue raising short-term interest rates during the second half of 2005.Therefore, we have continued to emphasize tax-exempt money market securities with short maturities. However, we remain watchful for opportunities to extend the fund’s weighted average maturity beyond industry averages should opportunities arise to capture higher yields. In our judgment, these are prudent strategies as we move to the next phase of the economic cycle.

July 15, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Massachusetts Municipal Money Market Fund from January 1, 2005 to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2005

Expenses paid per $1,000 †	$ 2.29
Ending value (after expenses)	$1,008.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2005

Expenses paid per $1,000 †	$ 2.31
Ending value (after expenses)	$1,022.51

† Expenses are equal to the fund’s annualized expense ratio of .46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2005
	Principal
Tax Exempt Investments—103.2%	Amount ($)		Value ($)

Town of Acushnet, GO Notes, BAN 3%, 8/12/2005	1,700,000		1,700,890
Canton Housing Authority, MFHR, Refunding, VRDN
(Canton Arboretum Apartments)
2.25% (Insured; FNMA)	6,665,000	[a]	6,665,000
Duxbury, GO Notes, BAN 3.25%, 1/13/2006	3,000,000		3,015,750
Marion, GO Notes, BAN 2.50%, 7/15/2005	3,418,971		3,419,650
State of Massachusetts, GO Notes, VRDN:
(Central Artery) 2.31% (Liquidity Facility; Landesbank
Baden-Wuerttemberg)	800,000	[a]	800,000
Refunding:
2.23% (Liquidity Facility; Landesbank Hessen
Thuringen Girozentrale)	2,200,000	[a]	2,200,000
2.43% (Liquidity Facility; Landesbank Hessen
Thuringen Girozentrale)	2,600,000	[a]	2,600,000
Massachusetts Bay Transportation Authority
General Transportation Systems, GO Notes, VRDN
2.22% (Liquidity Facility; WestLB AG)	6,000,000	[a]	6,000,000
Massachusetts Development Finance Agency:
CP, EDR:
2.68%, 7/5/2005 (LOC; Bank of America)	2,452,000		2,452,000
2.25%, 8/30/2005 (LOC; Wachovia Bank)	2,000,000		2,000,000
VRDN:
College and University Revenue, Refunding
(Smith College) 2.16%	5,900,000	[a]	5,900,000
Private Schools Revenue:
(Dexter School Project)
2.27% (Insured; MBIA and Liquidity Facility;
Wachovia Bank)	1,000,000	[a]	1,000,000
(Meadowbrook School)
2.28% (LOC; Allied Irish Banks)	1,500,000	[a]	1,500,000
(Worcester Academy)
2.30% (LOC; Allied Irish Banks)	3,000,000	[a]	3,000,000
SWDR (Newark Group Project)
2.33% (LOC; JPMorgan Chase Bank)	1,000,000	[a]	1,000,000
Massachusetts Health and Educational Facilities Authority:
VRDN:
College and University Revenue:
(Amherst College) 2.10%	1,500,000	[a]	1,500,000
(Boston University) 2.18%
(LOC; State Street Bank and Trust Co.)	2,700,000	[a]	2,700,000
(Emmanuel College) 2.28% (LOC; Allied Irish Banks)	4,900,000	[a]	4,900,000
(Harvard University) 2.10%	2,800,000	[a]	2,800,000
(Massachusetts Institute of Technology) 2.14%	5,200,000	[a]	5,200,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)
	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Massachusetts Health and Educational Facilities
Authority (continued):
VRDN (continued):
College and University Revenue (continued):
(University of Massachusetts) 2.22%
(LOC; Dexia Credit Locale)	3,200,000	[a]	3,200,000
(Williams College) 2.16%	5,000,000	[a]	5,000,000
Health Care Facilities Revenue:
(Falmouth Assisted Living)
2.31% (LOC; Bank of America)	360,000	[a]	360,000
(Hallmark Health Systems)
2.26% (Insured; FSA and Liquidity Facility;
Bank of America)	2,800,000	[a]	2,800,000
(Newton Wellesley Hospital)
2.15% (Insured; MBIA and Liquidity Facility; Helaba)	100,000	[a]	100,000
(Partners Healthcare Systems):
2.26% (Insured; FSA and Liquidity Facility:
Bayerische Landesbank and JPMorgan
Chase Bank)	7,000,000	[a]	7,000,000
2.30% (Insured; FSA and Liquidity Facility:
Bayerische Landesbank and JPMorgan
Chase Bank)	2,000,000	[a]	2,000,000
Refunding (Fairview Extended Credit Services)
2.28% (LOC; Bank of America)	1,895,000	[a]	1,895,000
(Wellesley College) 2.17%	4,875,000	[a]	4,875,000
Revenue:
2.31% (Insured; FGIC and Liquidity
Facility; JPMorgan Chase Bank)	5,405,000	[a]	5,405,000
Capital Asset Program:
2.29%, Series B (Insured; MBIA and Liquidity
Facility; State Street Bank and Trust Co.)	700,000	[a]	700,000
2.29%, Series C (Insured; MBIA and Liquidity
Facility; State Street Bank and Trust Co.)	1,400,000	[a]	1,400,000
2.35%, Series D (Insured; MBIA and Liquidity
Facility; State Street Bank and Trust Co.)	1,160,000	[a]	1,160,000
2.50%, Series M (LOC; Royal Bank of Scotland)	2,000,000	[a]	2,000,000
(Essex Museum) 2.54%
(LOC; Royal Bank of Scotland)	7,000,000	[a]	7,000,000
Massachusetts Housing Finance Agency, Housing Revenue
VRDN 2.22% (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1,200,000	[a]	1,200,000

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Massachusetts Industrial Finance Agency, VRDN:
College and University Revenue
(Milton Academy) 2.28% (Insured; MBIA
and Liquidity Facility; Bank of America)	1,500,000	[a]	1,500,000
Health Care Facilities Revenue (Orchard Cove Inc.)
2.22% (LOC; Bank of America)	2,200,000	[a]	2,200,000
Massachusetts Water Resource Authority, Water Revenue,
VRDN (Multi-Modal):
2.17% (LOC; Helaba)	3,300,000	[a]	3,300,000
Refunding:
2.26% (Insured; FGIC and Liquidity Facility;
Bayeriche Landesbank)	4,200,000	[a]	4,200,000
2.48% (LOC; Landesbank Hessen
Thuringen Girozentrale)	6,300,000	[a]	6,300,000
North Andover, GO Notes, BAN 3%, 7/6/2005	1,000,000		1,000,175
North Southboro Regional School Distict
GO Notes, BAN 3%, 10/27/2005	3,500,000		3,512,990
Waltham, GO Notes, BAN 3.25%, 11/15/2005	3,000,000		3,011,929
Worcester, GO Notes, BAN 3.75%, 9/16/2005	3,845,000		3,854,527

Total Investments (cost $135,327,911)	103.2%		135,327,911
Liabilities, Less Cash and Receivables	(3.2%)		(4,165,451)
Net Assets	100.0%		131,162,460

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Summary of Abbreviations

BAN	Bond Anticipation Notes	GO	General Obligation
CP	Commercial Paper	LOC	Letter of Credit
EDR	Economic Development Revenue	MBIA	Municipal Bond Investors
FGIC	Financial Guaranty Insurance		Assurance Insurance
	Corporation		Corporation
FNMA	Federal National Mortgage	MFHR	Multi-Family Housing Revenue
	Association	SWDR	Solid Waste Disposal Revenue
FSA	Financial Security Assurance	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+, F1	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1 96.9
AAA, AA, A [b]	Aaa, Aa, A [b]	AAA, AA, A [b]	3.1
100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES June 30, 2005
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	135,327,911	135,327,911
Cash		53,824
Interest receivable		597,151
Receivable for investment securities sold		400,000
		136,378,886

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		47,228
Bank loan payable—Note 3		4,940,000
Dividend payable		207,199
Payable for shares of Beneficial Interest redeemed		20,002
Interest payable—Note 3		1,997
		5,216,426

Net Assets ($)		131,162,460

Composition of Net Assets ($):
Paid-in capital		131,162,460

Net Assets ($)		131,162,460

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		131,173,545
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.
The Fund 11

STATEMENT OF OPERATIONS Year Ended June 30, 2005
Investment Income ($):
Interest Income	2,510,208
Expenses:
Management fee—Note 2	640,448
Interest expense—Note 3	6,487
Total Expenses	646,935
Investment Income—Net, representing net
increase in net assets resulting from operations	1,863,273

See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,

	2005	2004

Operations ($):
Investment income—net	1,863,273	731,242
Net realized gain (loss) from investments	—	26,355
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,863,273	757,597

Dividends to Shareholders from ($):
Investment income—net	(1,889,628)	(731,242)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	292,665,218	273,711,156
Dividends reinvested	304,687	141,466
Cost of shares redeemed	(303,711,498)	(294,679,012)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(10,741,593)	(20,826,390)
Total Increase (Decrease) in Net Assets	(10,767,948)	(20,800,035)

Net Assets ($):
Beginning of Period	141,930,408	162,730,443
End of Period	131,162,460	141,930,408

See notes to financial statements.
The Fund 13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,

	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.013	.005	.009	.014	.032
Distributions:
Dividends from investment income—net	(.013)	(.005)	(.009)	(.014)	(.032)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.34	.53	.87	1.41	3.29

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	.45	.45	.45	.46
Ratio of net investment income
to average net assets	1.33	.53	.87	1.38	3.22

Net Assets, end of period ($ x 1,000)	131,162	141,930	162,730	168,601	138,047

See notes to financial statements.
14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At June 30, 2005, the component of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2005 and June 30, 2004, were all tax exempt income.

At June 30,2005,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

16

NOTE 2—Investment Management Fee And Other Transactions With Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurels Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $47,228.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2005 was approximately $213,600 with a related weighted average annualized interest rate of 3.04% .

NOTE 4—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to

18

pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Compliant in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of The Dreyfus/Laurel Tax-Free Municipal Funds:

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC Massachusetts Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30,2005,by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Massachusetts Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York August 5, 2005

20

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2005 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are Massachusetts residents, Massachusetts personal income taxes).

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Trust’s Board of Trustees held on March 29-30, 2005, the Board considered the re-approval for another one year term of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and expense ratios and placed significant emphasis on

22

comparisons to groups of comparable funds and iMoneyNet and Lipper averages, and discussed the results of the comparisons. The Board members considered that while the fund’s performance was generally lower than the performance of the only other fund in its first comparison group, the fund’s performance was generally higher than the fund’s second comparison group and iMoneyNet category averages, noting, in particular, the fund’s strong one-, three-, five- and ten-year rankings.

The Board members reviewed the range of management fees and expense ratios in each comparison group and discussed the fund’s management fee and expense ratio, noting its “unitary fee” structure. They noted that while the fund’s expense ratio was slightly higher than the only other fund in the fund’s first comparison group, it was the lowest in the fund’s second comparison group and below the Lipper category average.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by another mutual fund managed by the Manager (the “Similar Fund”) with similar investment objectives, policies and strategies as the fund and explained the nature of the Similar Fund and the differences, from the Manager’s perspective, in managing and providing other services to the Similar Fund as compared to managing and providing other services to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided. Noting the “unitary fee” structure of the fund, the Board concluded that the Similar Fund had an expense ratio that was higher than the fund’s expense ratio.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee and expense ratio.The Board acknowledged that differences in fees paid by the Similar Fund seemed to be consistent with the management and

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

other services provided.The Board noted that there were no separate accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated to, and profit received by, the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to and determining the profitability of individual funds and the entire mutual fund complex of the Manager. The consulting firm also analyzed where any economies of scale might emerge as assets grow. The Board members evaluated the analysis in light of the relevant circumstances for the fund, including the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had not been increasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and given the fund’s overall performance and generally superior service levels provided.

24

At the conclusion of these discussions, each of the Independent Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61) Chairman of the Board (1999)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and advisory Board

No. of Portfolios for which Board Member Serves: 193

———————
James Fitzgibbons (70) Board Member (1983)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
Other Board Memberships and Affiliations:
Bill Barrett Company, an oil and gas exploration company, Director

No. of Portfolios for which Board Member Serves: 23

———————
J. Tomlinson Fort (77) Board Member (1994)
Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-2004)

Other Board Memberships and Affiliations:
  Allegheny College,Trustee
  Pittsburgh Ballet Theatre,Trustee
  American College of Trial Lawyers, Fellow

No. of Portfolios for which Board Member Serves: 23

———————
Kenneth A. Himmel (59) Board Member (1988)
Principal Occupation During Past 5 Years:
  President and CEO,Related Urban Development,a real estate development company (1996-present)
  President and CEO, Himmel & Company, a real estate development company (1980-present
  CEO, American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 23
26

Stephen J. Lockwood (58) Board Member (1993)
Principal Occupation During Past 5 Years:
  Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company (2000-present)
  Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)
Other Board Memberships and Affiliations:
  BDML Holdings, an insurance company, Chairman of the Board
  Affiliated Managers Group, an investment management company, Director

No. of Portfolios for which Board Member Serves: 23

———————
Roslyn Watson (55) Board Member (1992)
Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)

Other Board Memberships and Affiliations:
  American Express Centurion Bank, Director
  The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
  National Osteoporosis Foundation,Trustee

No. of Portfolios for which Board Member Serves: 23

———————
Benaree Pratt Wiley (59) Board Member (1998)
Principal Occupation During Past 5 Years:
  President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-present)
Other Board Memberships and Affiliations:
  Boston College, Associate Trustee
  The Greater Boston Chamber of Commerce, Director
  Mass. Development, Director
  Commonwealth Institute, Director
  Efficacy Institute, Director
  PepsiCo African-America, Advisory Board
  The Boston Foundation, Director
  Harvard Business School Alumni Board, Director

No. of Portfolios for which Board Member Serves: 23

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Francis P. Brennan, Emeritus Board Member

The Fund 27

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since	JAMES BITETTO, Assistant Secretary
March 2000.	since October 2004
Chairman of the Board, Chief Executive	Assistant General Counsel and Assistant
Officer and Chief Operating Officer of the	Secretary of the Manager, and an officer of
Manager, and an officer of 90 investment	4 investment companies (comprised of 23
companies (comprised of 184 portfolios)	portfolios) managed by the Manager.
managed by the Manager. Mr. Canter also is a	He is 39 years old and has been an
Board member and, where applicable, an	employee of the Manager since 1996.

Executive Committee Member of the other	JEFF PRUSNOFSKY, Assistant Secretary
investment management subsidiaries of Mellon	since March 2000.
Financial Corporation, each of which is an
affiliate of the Manager. He is 59 years old and	Associate General Counsel of the Manager,
has been an employee of the Manager since	and an officer of 24 investment companies
May 1995.	(comprised of 88 portfolios) managed by the
Manager. He is 40 years old and has been an
STEPHEN R. BYERS, Executive Vice	employee of the Manager since October 1990.
President since November 2002.
MICHAEL A. ROSENBERG, Assistant
Chief Investment Officer,Vice Chairman and a	Secretary since March 2000.
Director of the Manager, and an officer of 90
investment companies (comprised of 184	Associate General Counsel of the Manager,
portfolios) managed by the Manager. Mr. Byers	and an officer of 88 investment companies
also is an officer, director or an Executive	(comprised of 193 portfolios) managed by the
Committee Member of certain other	Manager. He is 45 years old and has been an
investment management subsidiaries of Mellon	employee of the Manager since October 1991.
Financial Corporation, each of which is an	JAMES WINDELS, Treasurer since
affiliate of the Manager. He is 51 years old and	November 2001.
has been an employee of the Manager since
January 2000.	Director – Mutual Fund Accounting of the
Manager, and an officer of 91 investment
MARK N. JACOBS, Vice President since	companies (comprised of 200 portfolios)
March 2000.	managed by the Manager. He is 46 years old
Executive Vice President, Secretary and	and has been an employee of the Manager
General Counsel of the Manager, and an	since April 1985.
officer of 91 investment companies (comprised	ROBERT ROBOL, Assistant Treasurer
of 200 portfolios) managed by the Manager.	since August 2003.
He is 59 years old and has been an employee
of the Manager since June 1977.	Senior Accounting Manager – Money Market
Funds of the Manager, and an officer of 38
STEVEN F. NEWMAN, Secretary since	investment companies (comprised of 83
March 2000.	portfolios) managed by the Manager. He is 41
Associate General Counsel and Assistant	years old and has been an employee of the
Secretary of the Manager, and an officer of 91	Manager since October 1988.
investment companies (comprised of 200
portfolios) managed by the Manager. He is 55
years old and has been an employee of the
Manager since July 1980.

28

KENNETH J. SANDGREN, Assistant	WILLIAM GERMENIS, Anti-Money
Treasurer since November 2001.	Laundering Compliance Officer since
Mutual Funds Tax Director of the Manager,	July 2002.
and an officer of 91 investment companies	Vice President and Anti-Money Laundering
(comprised of 200 portfolios) managed by the	Compliance Officer of the Distributor, and the
Manager. He is 50 years old and has been an	Anti-Money Laundering Compliance Officer
employee of the Manager since June 1993.	of 88 investment companies (comprised of 197

JOSEPH W. CONNOLLY, Chief Compliance	portfolios) managed by the Manager. He is 34
Officer since October 2004.	years old and has been an employee of the
Distributor since October 1998.
Chief Compliance Officer of the Manager and
The Dreyfus Family of Funds (91 investment
companies, comprising 200 portfolios). From
November 2001 through March 2004, Mr.
Connolly was first Vice-President, Mutual
Fund Servicing for Mellon Global Securities
Services. In that capacity, Mr. Connolly was
responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
services to third-party mutual fund clients. He
is 48 years old and has served in various
capacities with the Manager since 1980,
including manager of the firm’s Fund
Accounting Department from 1997 through
October 2001.

The Fund 29

For More	Information

Dreyfus BASIC	Transfer Agent &
Massachusetts Municipal	Dividend Disbursing Agent
Money Market Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
20	Report of Independent Registered
Public Accounting Firm
21	Important Tax Information
22	Information About the Review and
Approval of the Fund’s Investment
Management Agreement
26	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus BASIC
New York Municipal
Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC New York Municipal Money Market Fund, covering the 12-month period from July 1, 2004, through June 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, J. Christopher Nicholl.

The Federal Reserve Board continued to raise short-term interest rates steadily and gradually since June 30, 2004 — one day before the reporting period officially began — in its ongoing effort to move away from its previously accommodative monetary policy.As the federal funds rate climbed, so have yields of tax-exempt money market instruments providing a much-needed boost to money market fund yields, which were at historically low levels at the beginning of the reporting period.

Given the recent economic data released on the U.S. economy, most analysts currently believe that the Fed is likely to continue to raise short-term interest rates until they reach a level that neither stimulates nor restricts economic activity.This view is consistent with that of our economists, who are calling for the U.S. economy to continue to grow over the foreseeable future without significant new inflationary pressures. As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

J. Christopher Nicholl, Portfolio Manager

How did Dreyfus BASIC New York Municipal Money Market Fund perform during the period?

For the 12-month period ended June 30, 2005, the fund’s shares provided a yield of 1.33% and, after taking into account the effects of compounding, an effective yield of 1.34% .

We attribute the fund’s results to rising short-term interest rates as the Federal Reserve Board (the “Fed”) moved away from its accommodative monetary policy of the past several years.

What is the fund’s investment approach?

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from New York issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in New York’s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher-yielding securities. This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

yields, we may increase the fund’s weighted average maturity to maintain current yields for as long as practical. At other times, we try to maintain a neutral weighted average maturity.

What other factors influenced the fund’s performance?

Just one day before the start of the reporting period, in response to signs of stronger economic growth, the Fed implemented its first increase of short-term interest rates in approximately four years. Although the economic recovery subsequently proved to be uneven and inflationary pressures remained relatively subdued despite surging energy prices, the Fed continued to move toward a more neutral monetary policy. Indeed, the Fed raised the overnight federal funds rate by 25 basis points at each of eight meetings of its Federal Open Market Committee, driving it from 1% on June 30, 2004, to 3.25% as of June 30, 2005.As short-term interest rates rose, so did yields of tax-exempt money market instruments.

However, tax-exempt money market securities rose less than taxable money market securities did, partly due to supply-and-demand factors that put downward pressure on yields. The volume of newly issued tax-exempt money market instruments declined during the reporting period compared to the same period one year ago.The recovering U.S. economy resulted in higher tax revenues for many states and municipalities, helping them balance their budgets and reducing their need to cover budget gaps with borrowed money. At the same time, demand for money market instruments appeared to grow as measured by an increase in assets held by U.S. money market funds.

New York’s fiscal environment improved in the recovering economy, reducing the state’s dependence on money raised through the issuance of short-term money market securities.The City of New York made particular progress, resulting in a credit-rating upgrade in May 2005 from one of the major bond rating agencies for the city’s longer-term debt.

4

In this rising-rate environment, we focused on money market instruments with relatively short maturities, as we believed it did not make sense to lock in yields at the long end of the money market range. Consequently, the percentage of the fund’s assets allocated to variable-rate demand notes — floating-rate securities on which yields are reset daily or weekly — rose over the course of the reporting period, while the fund’s allocation to longer-term municipal notes and bonds fell.To capture higher yields, we also invested a portion of the fund’s assets in tax-exempt commercial paper with maturities in the two- to four-month range. In addition, we attempted to set the fund’s weighted average maturity in a range that was either slightly shorter than or in line with industry averages.This strategy was designed to maintain the liquidity required to capture higher yields as they became available.

What is the fund’s current strategy?

We currently expect the Fed to continue raising short-term interest rates during the second half of 2005.Therefore, we have continued to emphasize tax-exempt money market securities with short maturities. However, we remain watchful for opportunities to extend the fund’s weighted average maturity beyond industry averages should opportunities arise to capture higher yields. In our judgment, these are prudent strategies as we move to the next phase of the economic cycle.

July 15, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC New York Municipal Money Market Fund from January 1, 2005 to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2005

Expenses paid per $1,000 †	$ 2.24
Ending value (after expenses)	$1,008.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2005

Expenses paid per $1,000 †	$ 2.26
Ending value (after expenses)	$1,022.56

† Expenses are equal to the fund’s annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2005
	Principal
Tax Exempt Investments—98.7%	Amount ($)		Value ($)

Erie County, GO Notes, RAN
3%, 7/13/2005	3,600,000		3,601,689
Great Neck North Water Authority, Water System Revenue
VRDN 2.35% (Insured; FGIC and Liquidity Facility;
State Street Bank & Trust Co.)	6,800,000	[a]	6,800,000
Jay Street Development Corporation
LR, VRDN (Jay Street Project)
2.23% (LOC; Depfa Bank PLC)	3,000,000	[a]	3,000,000
Long Island Power Authority, Electric System Revenue, CP
2.68%, 8/12/2005 (LOC; HSH Nordbank)	10,000,000		10,000,000
Metropolitan Transportation Authority, Revenue
VRDN 2.24% (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	4,180,000	[a]	4,180,000
Monroe County Airport Authority, Airport Revenue
VRDN 2.33% (Insured; MBIA and Liquidity Facility;
Merrill Lynch)	4,900,000	[a]	4,900,000
Monroe County Industrial Development Agency
Civic Facility Revenue, VRDN
(St. Ann’s Home for the Aged Project)
2.24% (LOC; HSBC Bank USA)	11,200,000	[a]	11,200,000
New York City, GO Notes, VRDN:
2.17%, Series A-4 (LOC; Bayerische Landesbank)	3,300,000	[a]	3,300,000
2.17%, Series H-1 (LOC; Bank of New York)	2,600,000	[a]	2,600,000
2.23%, Series B-8 (LOC; Bayerische Landesbank)	5,505,000	[a]	5,505,000
2.23%, Series F-5 (LOC; Bayerische Landesbank)	5,385,000	[a]	5,385,000
2.25%, Series A-10 (LOC; JPMorgan Chase Bank)	2,800,000	[a]	2,800,000
2.25%, Series E-2 (LOC; JPMorgan Chase Bank)	3,000,000	[a]	3,000,000
2.26%, Series E-4 (LOC; State Street Bank & Trust Co.)	12,275,000	[a]	12,275,000
2.28%, Series A-5 (LOC; HSBC Bank USA)	10,000,000	[a]	10,000,000
New York City Housing Development Corporation, VRDN:
Mortgage Revenue
(Residential East 17th Street) 2.26% (LOC: Commerce
Bank and Rabobank Nederland)	18,600,000	[a]	18,600,000
Multi-Family Rental Housing Revenue:
(Monterey) 2.20% (Insured; FNMA)	10,000,000	[a]	10,000,000
(West 89th Street Development)
2.25% (LOC; FNMA)	14,000,000	[a]	14,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)
	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New York City Municipal Water Finance Authority
Water and Sewer System Revenue, VRDN:
2.25% (Liquidity Facility; Bayerische Landesbank)	13,100,000	[a]	13,100,000
2.34% (Insured; FGIC and Liquidity Facility; FGIC)	6,700,000	[a]	6,700,000
New York City Transitional Finance Authority, Revenue
VRDN 2.23% (Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	14,000,000	[a]	14,000,000
New York State, GO Notes:
1.58%, 8/4/2005 (LOC; Dexia Credit Locale)	6,500,000		6,500,000
1.75%, 8/4/2005 (LOC; WestLB AG)	5,500,000		5,500,000
New York State Dormitory Authority
Revenue, VRDN:
(Cornell University)
2.18% (Liquidity Facility; JPMorgan Chase Bank)	8,580,000	[a]	8,580,000
(New York Foundling Charitable Corp.)
2.24% (LOC; Allied Irish Bank)	12,715,000	[a]	12,715,000
(North Shore—Long Island Jewish)
3.05% (LOC; Citibank N.A.)	9,000,000	[a]	9,000,000
New York State Energy Research and Development
Authority, Revenue, VRDN
(Consolidated Edison Company)
2.27% (LOC; Citibank N.A.)	9,700,000	[a]	9,700,000
New York State Housing Finance Agency, Revenue
VRDN:
(Historic Front Street)
2.27% (LOC; Bank of New York)	5,000,000	[a]	5,000,000
(Normandie Court I Project)
2.20% (LOC; Landesbank Hessen-Thuringen
Girozentrale)	10,850,000	[a]	10,850,000
New York State Local Government Assistance
Corporation, VRDN:
Revenue
2.10% (LOC; Societe Generale)	16,100,000	[a]	16,100,000
Sales Tax Revenue
2.20% (LOC: Bayerische Landesbank and
WestLB AG)	13,500,000	[a]	13,500,000

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New York State Thruway Authority, Revenue, BAN
2.25%, 10/6/2005	12,000,000		12,001,495
Orange County Industrial Development Agency
Civic Facility Revenue, VRDN
(Horton Medical Center Project)
2.20% (Insured; FSA and Liquidity Facility;
Bank of America)	9,400,000	[a]	9,400,000
Putnam County, GO Notes, TAN
3.25%, 12/14/2005	6,900,000		6,934,842
Rensselaer County Industrial Development Agency
Civic Facility Revenue, VRDN
(Polytech Institute Project) 2.35%	3,300,000	[a]	3,300,000
Triborough Bridge and Tunnel Authority, Revenue
VRDN 2.23% (Insured; AMBAC and Liquidity
Facility; State Street Bank and Trust Company)	3,500,000	[a]	3,500,000
Troy Industrial Development Authority
Civic Facility Revenue, VRDN
(Rensselaer Polytech Institute) 2.35%	6,750,000	[a]	6,750,000

Total Investments (cost $304,278,026)	98.7%		304,278,026
Cash and Receivables (Net)	1.3%		4,043,918
Net Assets	100.0%		308,321,944

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Summary of Abbreviations

AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	LOC	Letter of Credit
BAN	Bond Anticipation Notes	LR	Lease Revenue
CP	Commercial Paper	MBIA	Municipal Bond Investors
FGIC	Financial Guaranty Insurance		Assurance Insurance
	Company		Corporation
FNMA	Federal National Mortgage	RAN	Revenue Anticipation Notes
	Association	TAN	Tax Anticipation Notes
FSA	Financial Security Assurance	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1, F1+	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1 97.7
Not Rated [b]	Not Rated [b]	Not Rated [b]	2.3
100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES June 30, 2005
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	304,278,026	304,278,026
Cash		1,991,909
Receivable for investment securities sold		1,903,374
Interest receivable		1,068,508
		309,241,817

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		112,935
Dividend payable		471,099
Bank loan payable—Note 3		335,000
Interest payable—Note 3		839
		919,873

Net Assets ($)		308,321,944

Composition of Net Assets ($):
Paid-in capital		308,321,954
Accumulated net realized gain (loss) on investments		(10)

Net Assets ($)		308,321,944

Shares Outstanding
(unlimited number of shares
of Beneficial Interest authorized)		308,321,954
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.
The Fund 11

STATEMENT OF OPERATIONS Year Ended June 30, 2005
Investment Income ($):
Interest Income	5,386,569
Expenses:
Management fee—Note 2	1,357,355
Interest expense—Note 3	6,670
Total Expenses	1,364,025
Investment Income—Net, representing net increase
in net assets resulting from operations	4,022,544

See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,

	2005	2004

Operations ($):
Investment Income—Net, Representing net increase
in net assets resulting from operations	4,022,544	1,686,640

Dividends to Shareholders from ($):
Investment income—net	(4,022,544)	(1,686,640)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	246,103,541	243,793,743
Dividends reinvested	3,588,803	1,459,954
Cost of shares redeemed	(244,022,423)	(282,690,200)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	5,669,921	(37,436,503)
Total Increase (Decrease) in Net Assets	5,669,921	(37,436,503)

Net Assets ($):
Beginning of Period	302,652,023	340,088,526
End of Period	308,321,944	302,652,023

See notes to financial statements.
The Fund 13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,

	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.013	.005	.009	.014	.032
Distributions:
Dividends from investment income—net	(.013)	(.005)	(.009)	(.014)	(.032)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.34	.52	.86	1.36	3.26

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	.45	.45	.45	.46
Ratio of net investment income
to average net assets	1.33	.52	.86	1.36	3.21

Net Assets, end of period ($ x 1,000)	308,322	302,652	340,089	343,032	364,267

See notes to financial statements.
14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain, if any, sufficient to relieve it from substantially all federal income and excise taxes.

At June 30, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the periods ended June 30, 2005 and June 30, 2004, were all tax exempt income.

At June 30,2005,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

16

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $112,935.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2005, was approximately $249,300 with a related weighted average annualized interest rate of 2.67% .

NOTE 4—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1

18

and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Compliant in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of The Dreyfus/Laurel Tax-Free Municipal Funds:

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC New York Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC New York Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York August 5, 2005

20

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2005 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New York residents, New York state and New York city personal income taxes).

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Trust’s Board of Trustees held on March 29-30, 2005, the Board considered the re-approval for another one year term of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and expense ratios and placed significant emphasis on comparisons to groups of comparable funds and iMoneyNet and Lipper

22

averages, and discussed the results of the comparisons. The Board members considered that while the fund’s performance was generally lower than the average of the fund’s first comparison group, the fund’s performance was generally higher than the fund’s second comparison group and iMoneyNet category averages, noting, in particular, the fund’s strong one-, three-, five- and ten-year rankings.

The Board members reviewed the range of management fees and expense ratios in each comparison group and discussed the fund’s management fee and expense ratio, noting its “unitary fee” structure. They noted that while the fund’s expense ratio was slightly higher than the average of the fund’s first comparison group, the fund’s expense ratio was lower than the fund’s second comparison group and Lipper category averages.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates (the “Similar Funds”) with similar investment objectives, policies and strategies as the fund and explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in managing and providing other services to the Similar Funds as compared to managing and providing other services to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided. Noting the unitary fee structure of the fund, the Board concluded that the Similar Funds had expense ratios that were both higher and lower than the fund’s expense ratio.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee and expense ratio.The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the management and other services provided. The Board noted that there were no separate accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated to, and profit received by, the Manager and the method used to determine such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to and determining the profitability of individual funds and the entire mutual fund complex of the Manager.The consulting firm also analyzed where any economies of scale might emerge as assets grow.The Board members evaluated the analysis in light of the relevant circumstances for the fund, including the recent decline in assets and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had not been increasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Independent Trustees expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

24

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61) Chairman of the Board (1999)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and advisory Board

No. of Portfolios for which Board Member Serves: 193

———————
James Fitzgibbons (70) Board Member (1983)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
Other Board Memberships and Affiliations:
Bill Barrett Company, an oil and gas exploration company, Director

No. of Portfolios for which Board Member Serves: 23

———————
J. Tomlinson Fort (77) Board Member (1994)
Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-2004)

Other Board Memberships and Affiliations:
  Allegheny College,Trustee
  Pittsburgh Ballet Theatre,Trustee
  American College of Trial Lawyers, Fellow

No. of Portfolios for which Board Member Serves: 23

———————
Kenneth A. Himmel (59) Board Member (1988)
Principal Occupation During Past 5 Years:
  President and CEO,Related Urban Development,a real estate development company (1996-present)
  President and CEO, Himmel & Company, a real estate development company (1980-present)
  CEO, American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 23
26

Stephen J. Lockwood (58) Board Member (1993)
Principal Occupation During Past 5 Years:
  Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company (2000-present)
  Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)
Other Board Memberships and Affiliations:
  BDML Holdings, an insurance company, Chairman of the Board
  Affiliated Managers Group, an investment management company, Director

No. of Portfolios for which Board Member Serves: 23

———————
Roslyn Watson (55) Board Member (1992)
Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)

Other Board Memberships and Affiliations:
  American Express Centurion Bank, Director
  The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
  National Osteoporosis Foundation,Trustee

No. of Portfolios for which Board Member Serves: 23

———————

Benaree Pratt Wiley (59) Board Member (1998)

Principal Occupation During Past 5 Years:
  President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-present)
Other Board Memberships and Affiliations:
  Boston College, Associate Trustee
  The Greater Boston Chamber of Commerce, Director
  Mass. Development, Director
  Commonwealth Institute, Director
  Efficacy Institute, Director
  PepsiCo African-America, Advisory Board
  The Boston Foundation, Director
  Harvard Business School Alumni Board, Director

No. of Portfolios for which Board Member Serves: 23

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Francis P. Brennan, Emeritus Board Member

The Fund 27

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since	JAMES BITETTO, Assistant Secretary
March 2000.	since October 2004.
Chairman of the Board, Chief Executive	Assistant General Counsel and Assistant
Officer and Chief Operating Officer of the	Secretary of the Manager, and an officer of 4
Manager, and an officer of 90 investment	investment companies (comprised of 23
companies (comprised of 184 portfolios)	portfolios) managed by the Manager. He is 39
managed by the Manager. Mr. Canter also is a	years old and has been an employee of the
Board member and, where applicable, an	Manager since 1996.
Executive Committee Member of the other	JEFF PRUSNOFSKY, Assistant Secretary
investment management subsidiaries of Mellon	since March 2000.
Financial Corporation, each of which is an
affiliate of the Manager. He is 59 years old and	Associate General Counsel of the Manager,
has been an employee of the Manager since	and an officer of 24 investment companies
May 1995.	(comprised of 88 portfolios) managed by the
Manager. He is 40 years old and has been an
STEPHEN R. BYERS, Executive Vice	employee of the Manager since October 1990.
President since November 2002.
MICHAEL A. ROSENBERG, Assistant
Chief Investment Officer,Vice Chairman and a	Secretary since March 2000.
Director of the Manager, and an officer of 90
investment companies (comprised of 184	Associate General Counsel of the Manager,
portfolios) managed by the Manager. Mr. Byers	and an officer of 88 investment companies
also is an officer, director or an Executive	(comprised of 193 portfolios) managed by the
Committee Member of certain other	Manager. He is 45 years old and has been an
investment management subsidiaries of Mellon	employee of the Manager since October 1991.
Financial Corporation, each of which is an	JAMES WINDELS, Treasurer since
affiliate of the Manager. He is 51 years old and	November 2001.
has been an employee of the Manager since	Director – Mutual Fund Accounting of the
January 2000.	Manager, and an officer of 91 investment
MARK N. JACOBS, Vice President since	companies (comprised of 200 portfolios)
March 2000.	managed by the Manager. He is 46 years old
Executive Vice President, Secretary and	and has been an employee of the Manager
General Counsel of the Manager, and an	since April 1985.
officer of 91 investment companies (comprised	ROBERT ROBOL, Assistant Treasurer
of 200 portfolios) managed by the Manager.	since August 2003.
He is 59 years old and has been an employee	Senior Accounting Manager – Money Market
of the Manager since June 1977.	Funds of the Manager, and an officer of 38
STEVEN F. NEWMAN, Secretary since	investment companies (comprised of 83
March 2000.	portfolios) managed by the Manager. He is 41
Associate General Counsel and Assistant	years old and has been an employee of the
Secretary of the Manager, and an officer of 91	Manager since October 1988.
investment companies (comprised of 200
portfolios) managed by the Manager. He is 55
years old and has been an employee of the
Manager since July 1980.

28

KENNETH J. SANDGREN, Assistant	WILLIAM GERMENIS, Anti-Money
Treasurer since November 2001.	Laundering Compliance Officer since
Mutual Funds Tax Director of the Manager,	July 2002.
and an officer of 91 investment companies	Vice President and Anti-Money Laundering
(comprised of 200 portfolios) managed by the	Compliance Officer of the Distributor, and the
Manager. He is 50 years old and has been an	Anti-Money Laundering Compliance Officer
employee of the Manager since June 1993.	of 88 investment companies (comprised of 197

JOSEPH W. CONNOLLY, Chief Compliance	portfolios) managed by the Manager. He is 34
Officer since October 2004.	years old and has been an employee of the
Distributor since October 1998.
Chief Compliance Officer of the Manager and
The Dreyfus Family of Funds (91 investment
companies, comprising 200 portfolios). From
November 2001 through March 2004, Mr.
Connolly was first Vice-President, Mutual
Fund Servicing for Mellon Global Securities
Services. In that capacity, Mr. Connolly was
responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
services to third-party mutual fund clients. He
is 48 years old and has served in various
capacities with the Manager since 1980,
including manager of the firm’s Fund
Accounting Department from 1997 through
October 2001.

The Fund 29

For More	Information

Dreyfus BASIC	Transfer Agent &
New York Municipal	Dividend Disbursing Agent
Money Market Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $63,025 in 2004 and $70,350 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $3,500 in 2004 and $6,000 in 2005. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $ 0 in 2004 and $ 0 in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $5,500 in 2004 and $5,775 in 2005. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $ 0 in 2004 and $ 0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $ 0 in 2004 and $ 0 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $ 0 in 2004 and $ 0 in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $ 2,776,719 in 2004 and $2,100,000 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the

Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 30, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 30, 2005

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)